Quarterly Holdings Report
for
Fidelity Managed Retirement 2020 Fund℠
October 31, 2025
RW38-NPRT1-1225
1.867283.118
Bond Funds - 63.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	126,644	1,267,706
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	47,846	374,157
Fidelity Series Corporate Bond Fund (a)	77,379	736,651
Fidelity Series Emerging Markets Debt Fund (a)	6,593	56,173
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,406	13,947
Fidelity Series Floating Rate High Income Fund (a)	1,157	10,190
Fidelity Series Government Bond Index Fund (a)	132,750	1,229,264
Fidelity Series High Income Fund (a)	1,139	10,187
Fidelity Series International Credit Fund (a)	257	2,198
Fidelity Series International Developed Markets Bond Index Fund (a)	57,769	506,636
Fidelity Series Investment Grade Bond Fund (a)	111,849	1,144,216
Fidelity Series Investment Grade Securitized Fund (a)	76,863	701,761
Fidelity Series Long-Term Treasury Bond Index Fund (a)	67,151	370,001
Fidelity Series Real Estate Income Fund (a)	985	10,069
TOTAL BOND FUNDS (Cost $6,739,691)		6,433,156

Domestic Equity Funds - 17.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	18,027	420,035
Fidelity Series Commodity Strategy Fund (a)	245	23,336
Fidelity Series Large Cap Growth Index Fund (a)	8,714	268,564
Fidelity Series Large Cap Stock Fund (a)	10,039	270,965
Fidelity Series Large Cap Value Index Fund (a)	27,667	505,206
Fidelity Series Small Cap Core Fund (a)	6,653	88,819
Fidelity Series Small Cap Opportunities Fund (a)	3,148	50,248
Fidelity Series Value Discovery Fund (a)	10,599	181,347
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,132,448)		1,808,520

International Equity Funds - 17.7%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	8,651	163,426
Fidelity Series Emerging Markets Fund (a)	10,338	123,745
Fidelity Series Emerging Markets Opportunities Fund (a)	19,913	495,836
Fidelity Series International Growth Fund (a)	12,499	261,221
Fidelity Series International Index Fund (a)	6,544	98,875
Fidelity Series International Small Cap Fund (a)	6,037	120,808
Fidelity Series International Value Fund (a)	15,948	261,553
Fidelity Series Overseas Fund (a)	16,046	261,873
Fidelity Series Select International Small Cap Fund (a)	579	7,945
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,195,362)		1,795,282

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	1,452	14,652
Fidelity Series Treasury Bill Index Fund (a)	7,201	71,652
TOTAL SHORT-TERM FUNDS (Cost $85,859)		86,304

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $28,969)	4.21	28,969	28,969

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,182,329)	10,152,231
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,528)
NET ASSETS - 100.0%	10,148,703

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,175,244	112,136	25,276	10,491	76	5,526	1,267,706	126,644
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	361,478	16,682	12,990	3,387	100	8,887	374,157	47,846
Fidelity Series Blue Chip Growth Fund	383,221	35,940	28,648	10,539	1,193	28,329	420,035	18,027
Fidelity Series Canada Fund	113,220	49,616	3,099	-	(6)	3,695	163,426	8,651
Fidelity Series Commodity Strategy Fund	21,654	1,762	1,289	329	59	1,150	23,336	245
Fidelity Series Corporate Bond Fund	683,065	58,087	15,944	8,292	303	11,140	736,651	77,379
Fidelity Series Emerging Markets Debt Fund	52,432	2,626	1,145	785	20	2,240	56,173	6,593
Fidelity Series Emerging Markets Debt Local Currency Fund	14,384	468	1,526	-	(10)	631	13,947	1,406
Fidelity Series Emerging Markets Fund	106,860	12,703	11,946	-	1,909	14,219	123,745	10,338
Fidelity Series Emerging Markets Opportunities Fund	427,925	48,405	42,542	-	6,496	55,552	495,836	19,913
Fidelity Series Floating Rate High Income Fund	9,519	920	205	196	(1)	(43)	10,190	1,157
Fidelity Series Government Bond Index Fund	1,125,453	112,991	26,222	10,913	395	16,647	1,229,264	132,750
Fidelity Series Government Money Market Fund	63,294	23,440	57,765	719	-	-	28,969	28,969
Fidelity Series High Income Fund	9,648	589	205	162	2	153	10,187	1,139
Fidelity Series International Credit Fund	2,141	21	-	21	-	36	2,198	257
Fidelity Series International Developed Markets Bond Index Fund	476,856	33,839	10,255	2,155	44	6,152	506,636	57,769
Fidelity Series International Growth Fund	251,376	10,121	18,706	-	1,968	16,462	261,221	12,499
Fidelity Series International Index Fund	94,769	3,831	7,522	-	1,156	6,641	98,875	6,544
Fidelity Series International Small Cap Fund	123,426	-	5,855	-	1,176	2,061	120,808	6,037
Fidelity Series International Value Fund	273,481	9,559	42,428	-	11,393	9,548	261,553	15,948
Fidelity Series Investment Grade Bond Fund	1,052,761	97,463	25,684	11,636	538	19,138	1,144,216	111,849
Fidelity Series Investment Grade Securitized Fund	649,151	52,111	15,440	7,651	314	15,625	701,761	76,863
Fidelity Series Large Cap Growth Index Fund	244,595	16,152	17,607	-	2,437	22,987	268,564	8,714
Fidelity Series Large Cap Stock Fund	226,193	50,828	9,285	12,403	50	3,179	270,965	10,039
Fidelity Series Large Cap Value Index Fund	456,663	46,703	22,402	-	696	23,546	505,206	27,667
Fidelity Series Long-Term Treasury Bond Index Fund	391,598	23,164	58,880	3,698	(8,460)	22,579	370,001	67,151
Fidelity Series Overseas Fund	251,634	10,458	9,382	-	134	9,029	261,873	16,046
Fidelity Series Real Estate Income Fund	9,449	722	205	137	1	102	10,069	985
Fidelity Series Select International Small Cap Fund	7,608	-	-	-	-	337	7,945	579
Fidelity Series Short-Term Credit Fund	14,096	1,476	990	155	2	68	14,652	1,452
Fidelity Series Small Cap Core Fund	101,557	808	25,304	-	1,554	10,204	88,819	6,653
Fidelity Series Small Cap Opportunities Fund	46,724	1,907	1,682	843	42	3,257	50,248	3,148
Fidelity Series Treasury Bill Index Fund	201,878	34,634	165,063	1,911	21	182	71,652	7,201
Fidelity Series Value Discovery Fund	163,286	14,876	6,690	-	283	9,592	181,347	10,599
	9,586,639	885,038	672,182	86,423	23,885	328,851	10,152,231

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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